INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The principal components of the deferred income tax assets are as follows:

	September 30,
	2018	2019
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	94,750	157,093
Impairment loss	2,178	10,186
Others	4,644	4,644

Non-current deferred income tax assets	101,572	171,923
Valuation allowances	(101,572)	(171,923)

Net non-current deferred income tax assets	—	—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2017	2018	2019
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	3	(3)	—
Change in valuation allowance	(27)	(26)	(24)
Over provision in prior year	(1)	4	—

Effective income tax rate	—	—	1